Other Reserves	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Reserves [Abstract]
Other reserves

14. Other reserves

	2025	2024	2023
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(43)	18	3
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	36,276	37,043	33,701
Share-based payments	10,163	2,284	3,907
Exercise of share options	(43)	(330)	(277)
Forfeiture of share options	(135)	(638)	(50)
Lapse of share options	(1,270)	(2,083)	(238)
Balance at end of year	44,991	36,276	37,043
Total other reserves	87,075	78,421	79,173

Foreign currency translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign operations.

Own share reserve

The own share reserve represents the cost of 500,000 ordinary shares of NuCana plc purchased by NuCana Employee Benefit Trust and that may, at the discretion of the trustee, be used to satisfy future exercise of options under the Company’s share options plan.

Capital reserve

The capital reserve balance arose from the reduction of the share premium account and corresponding increase to the capital reserve account reflected as of June 30, 2017 in connection with the Company’s re-registration as a public limited company.

Share option reserve

The share option reserve is used to recognize the value of equity-settled share-based payments provided to employees, directors and consultants as part of their remuneration. Refer to Note 15 for further details.